Trade and other receivables	6 Months Ended
Jun. 30, 2025
Trade and other receivables
Trade and other receivables

7Trade and other receivables

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2025	2024
	USD	USD
Trade receivables	3,646,592	2,614,945
Accrued income	1,577,598	1,318,327
Customer wallet receivables	1,679,273	1,585,645
Less: provision for expected credit losses	(1,029,746)	(1,514,586)
	5,873,717	4,004,331

Other receivables	—	4,951
	5,873,717	4,009,282